Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Basis of Presentation [Policy Text Block]

Basis of Presentation

The Company’s consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Consolidation Policy [Policy Text Block]

Consolidation Policy

These consolidated financial statements include the accounts of Authentic Teas, incorporated in Ontario, Canada which we have the ability to control either through voting rights or means other than voting rights.

Development Stage [Policy Text Block]

Development Stage

Authentic Teas is a development stage company as defined in ASC 915, as it is devoting substantially all of its efforts to developing markets for its product and there have been no significant revenues from planned principal operations from inception through April 30, 2012. Consequently accumulated amounts are shown from the commencement of this development stage, July 8, 2010.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash Equivalents [Policy Text Block]	Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable [Policy Text Block]

Accounts Receivable

Authentic Teas generates sales from on-line tea products. The vast majority of sales are prepaid and the Company anticipates carrying a very small amount of receivables at any one time. If there is a customer dispute and it is determined that an account may become uncollectible, an allowance for doubtful accounts for the disputed amount will be created. The accounts then are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected.

Inventory [Policy Text Block]	Inventory Inventory is stated at the lower of cost or net realizable value. Inventory consists primarily of finished goods. Cost is determined on a first-in-first-out basis.
Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At April 30, 2012 we have accumulated net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carry forward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. We may not be able to use available losses within the carry forward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carry forward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the deferred tax assets at April 30, 2012, will not be realized. No further provision was recorded as a full valuation allowance has been provided against deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from sales of the herbal teas are recognized upon delivery of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have been negligible.

Direct costs associated with product sales are recorded at the time that revenue is recognized.

Currency Translation [Policy Text Block]

Currency Translation

Authentic Teas’ functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates of exchange in effect at the balance sheet date in accordance with ASC 830, “Foreign Currency Translation”. Non-monetary assets, liabilities and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Foreign currency transactions are primarily undertaken in Canadian dollars. Authentic Teas has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations. As of April 30, 2012, foreign currency translations were nominal.

Loss Per Share [Policy Text Block]

Loss Per Share

Loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share. Basic loss per share is computed based upon the weighted average number of shares of Common stock outstanding for the period and excludes any potential dilution. Diluted earnings per share reflects potential dilution from the exercise of securities into Common stock. Outstanding options and warrants to purchase Common stock and the Common stock equivalents of convertible preferred stock are not included in the computation of diluted earnings per share because the effect of these instruments would be anti-dilutive (i.e. would reduce the loss per share). As at April 30, 2011, the were no options or share purchase warrants outstanding.